Note 06 - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Total commissions and fee income and expenses prior to adoption of IFRS 15:
Commissions and fees for Fiduciary activities	€ 4,320
Commissions, brokers fees, mark-ups on securities underwriting and other securities activities	2,985
Fees for other customer services	€ 3,698
Balance of receivables from commission and fee income		€ 861	€ 839
Balance of contract liabilities associated to commission and fee income		€ 195	€ 74